Financial Instruments Per Category - Summary of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Derivatives (part of other current receivables)	$ 129
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	333,145	$ 324,395	$ 323,528
Derivatives (part of other current liabilities)		2
Level 2
Financial assets
Derivatives (part of Other non-current receivables')	4,375	125
Derivatives (part of other current receivables)	129
Total financial assets	4,504	125
Financial liabilities
Derivatives (part of other current liabilities)		2
Total financial liabilities		2
Level 3
Financial liabilities
Total financial liabilities	333,145	324,395
Level 3 | Convertible Notes
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	$ 333,145	$ 324,395